Schedule of Variable Interest Entities Balace sheets (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 17,832,991	$ 20,998,786
Accounts receivable, net	7,343	458,104
Prepayments and other current assets	1,000,744	1,136,769
Amounts due from related parties	33,745	34,815
Total current assets	18,874,823	24,530,478
Non-current assets:
Long-term investment	17,393,830	14,296,824
Goodwill		4,306,579
Property and equipment, net	54,430	81,315
Intangible assets, net		254,646
Total non-current assets	17,448,260	19,112,160
TOTAL ASSETS	36,323,083	43,642,638
Current liabilities:
Accounts payable		21,894
Taxes payable	194,559	258,383
Deferred tax liabilities		28,241
Total current liabilities	1,574,010	3,003,867
Non-current liabilities:
Total non-current liabilities	13,250,516	13,684,529
TOTAL LIABILITIES	14,824,526	16,688,396
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	17,087,419	19,142,721
Accounts receivable, net	7,343	8,572
Prepayments and other current assets	2,819	129,148
Deferred expenses	878,654	939,252
Amounts due from related parties	939,450	958,634
Total current assets	18,915,685	21,178,327
Non-current assets:
Long-term investment	15,552,775	14,296,824
Goodwill
Property and equipment, net	495	6,620
Intangible assets, net
Total non-current assets	15,553,270	14,303,444
TOTAL ASSETS	34,468,955	35,481,771
Current liabilities:
Accounts payable		21,894
Taxes payable	1,082	8,488
Employee benefits payable	45,984	33,456
Deferred revenue-current	111,630	1,357,236
Other payables	162,090	104,738
Interest payable	992,701	202,405
Related party payables
Deferred tax liabilities
Total current liabilities	1,313,487	1,728,217
Non-current liabilities:
Long-term loans	13,250,516	13,681,099
Deferred revenue-noncurrent
Total non-current liabilities	13,250,516	13,681,099
TOTAL LIABILITIES	$ 14,564,003	$ 15,409,316